Loss Per Common Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share
	Six Months Ended June 30,
	2019	2020
Net loss available to common stockholders	$(3,937)	$(2,403)

Weighted average number of common shares, basic and diluted	21,072,472	21,455,291

Loss per common share, basic and diluted	$(0.19)	$(0.11)